Operating Leases - Summary of Maturity of Operating Lease Liability (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Leases [Abstract]
2023 (Remaining three months)	$ 2,155
2024	9,177
2025\2023	8,336	$ 4,331
2026/2024	8,223	1,468
2027\2025	8,493	375
Thereafter	50,103
Total undiscounted lease payments	86,487	6,174
Present value adjustment	(33,376)	(380)
Total net lease liabilities	$ 53,111	$ 5,794